PGIM S&P 500 Buffer 20 ETF - September N-1A Cover	Sep. 02, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	PGIM ROCK ETF TRUST
Entity Central Index Key	0001992104
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 02, 2025
Prospectus Date	Feb. 21, 2025